Changes in Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Income Tax Contingency [Line Items]
Balance, beginning of year	$ 8,714	$ 8,648	$ 7,202
Decreases related to settlements	(50)	(583)	(30)
Increases for tax positions related to the current year	1,091	566	612
Increases for tax positions related to prior years	94	217	931
Decreases for tax positions related to prior years	(144)	(95)	(65)
Decreases due to lapsed statutes of limitations	(106)	(39)	(2)
Balance, end of year	$ 9,599	$ 8,714	$ 8,648